Subsequent Events		9 Months Ended	12 Months Ended
	Jul. 24, 2025	Mar. 31, 2026	Jun. 30, 2025
Subsequent Event [Line Items]
Subsequent Events		22. Subsequent Events On April 15, 2026, the Company made tax distributions to non-controlling Opco LLC Interest holders as authorized by the Opco LLC Agreement totaling $7.4 million.
21.
Subsequent Events

The Company has evaluated subsequent events through October 24, 2025, which is the date the combined/consolidated financial statements were available to be issued. Except as discussed below, the Company has identified no subsequent events that require audit adjustment to or disclosure in the combined/consolidated financial statements.

Amendment to Senior Debt

On September 8, 2025, Forgent Holdings I LLC entered into an amendment to the Senior Debt to add our U.S. wholly-owned subsidiaries as borrowers and as guarantors, reduced the interest rate for SOFR Loans and Base Rate Loans by 1% per annum, allow for pro rata tax distributions to its equity owners and add a de minimis threshold to the excess cash flow provision, as defined in the agreement. As a result of the amendment, the Senior Debt is collateralized by substantially all of the assets of the Company.

In connection with the Senior Debt amendment discussed above, the States revolving line of credit was terminated.

One Big Beautiful Bill

On July 4, 2025, the “One Big Beautiful Bill Act” (“Act”) was enacted into law. The Act includes changes to U.S. tax law that will be applicable to the Company beginning in 2025. These changes include provisions allowing accelerated tax deductions for qualified property and research expenditures, accelerated bonus depreciation for property and equipment, changes in calculating interest expense limitations, and other provisions. We are in the process of evaluating the impact of the Act to our consolidated financial statements.

Forgent Power Solutions, Inc.
Subsequent Event [Line Items]
Subsequent Events
4.
Subsequent Events

The Corporation has evaluated subsequent events through August 13, 2025, the date on which the balance sheet was available for issuance, and is not aware of any subsequent events that would require recognition or disclosure in the financial statement.